Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun 2025	31 Dec 2024
	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	16,605	16,998
– performance and other guarantees	98,103	92,723
– other contingent liabilities	299	298
At the end of the period	115,007	110,019
Commitments:[1]
– documentary credits and short-term trade-related transactions	6,489	7,096
– forward asset purchases and forward deposits placed	110,784	61,017
– standby facilities, credit lines and other commitments to lend	822,726	793,465
At the end of the period	939,999	861,578
1Includes $691,705m of commitments at 30 June 2025 (31 December 2024: $619,367m), to which the impairment requirements in IFRS 9 are applied where
HSBC has become party to an irrevocable commitment.